Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
EXPENSES
Corporate and administration expenses	$ (1,191,810)	$ (615,200)	$ (2,242,562)	$ (833,353)
Management fees	(828,589)	(576,332)	(1,630,663)	(1,075,306)
Due diligence cost of Botswana assets		762		(4,035)
Advisory and consultancy	(436,974)	(302,259)	(441,559)	(494,026)
Depreciation	(43,998)		(89,760)
General exploration expenses	(33,643)		(77,572)
Interest and bank charges	(46,798)	(7,086)	(96,737)	(8,549)
Share-based payment				(2,593,095)
Deferred share units granted	(149,113)		(306,405)
Warrant fair value movement		411,943		(19,300,354)
Net foreign exchange loss	(73,488)	169,977	(103,904)	160,792
TOTAL EXPENSES	(2,804,413)	(918,195)	(4,989,162)	(24,147,926)
OTHER ITEMS
Interest expenses	(487,606)	(87,134)	(688,440)	(87,134)
NET LOSS FOR THE PERIOD	(3,292,019)	(1,005,329)	(5,677,602)	(24,235,060)
OTHER COMPREHENSIVE LOSS
Exchange differences on translation of foreign operations	(1,666,663)	(852,062)	(2,417,543)	(1,271,357)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (4,958,682)	$ (1,857,391)	$ (8,095,145)	$ (25,506,417)
Basic loss per share	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.30)
Diluted loss per share	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.30)
Weighted average number of common shares outstanding - basic	121,283,186	85,215,054	119,773,438	80,708,849
Weighted average number of common shares outstanding - diluted	121,283,186	85,215,054	119,773,438	80,708,849